Schedule of Effective Income Tax Rate Reconciliation (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Expected federal tax rate	21.00%	21.00%	21.00%
Change in valuation allowance		(21.00%)	(21.00%)
Effective tax rate		0.00%	0.00%